Document and Entity Information	12 Months Ended
Feb. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	TCW FUNDS INC
Central Index Key	0000892071
Amendment Flag	false
Document Creation Date	Dec 27, 2012
Document Effective Date	Jan 1, 2013
Prospectus Date	Feb 28, 2012

TCW Funds, Inc.

TCW High Yield Bond Fund – Class I and Class N

Supplement dated December 27, 2012 to the

Class I and Class N Prospectus dated February 28, 2012, as Amended May 31, 2012

Effective January 1, 2013, TCW Investment Management Company (the "Advisor") will contractually reduce the management fees for the TCW High Yield Bond Fund (the "Fund") from 0.75% to 0.45% of average net asset value.

The Fund's investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund's total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 0.75% of average daily net assets with respect to Class N shares and 0.50% of average daily net assets with respect to Class I shares. This contractual fee waiver/expense reimbursement is for the period January 1, 2013 through February 28, 2014.

Accordingly, effective January 1, 2013, the Annual Fund Operating Expenses and Example tables under the section entitled “Fees and Expenses of the Fund” on page 48 of the Prospectus are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

	Share Classes
	I	N
Management fees[1]	0.45%	0.45%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.31%	0.38%
Total fund operating expenses	0.76%	1.08%
Fee Waiver [and/or Expense Reimbursement][2]	0.26%	0.33%
Net Expenses[2]	0.50%	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$51	$217	$397	$918
N	$77	$311	$563	$1,287

[1]	Adjusted to reflect a decrease in the Management fees effective January 1, 2013.

[2]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 0.75% of average daily net assets with respect to Class N shares and 0.50% of average daily net assets with respect to Class I shares. This contractual fee waiver/expense reimbursement is for the period January 1, 2013 through February 28, 2014. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Additionally, effective January 1, 2013, the Annual Management Fee (As Percent of Average Net Asset Value) for the TCW High Yield Bond Fund as contained in the table under the section entitled "Advisory Agreement" on pages 80 and 81 of the Prospectus is restated to be 0.45%.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TCW FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Supplement [Text Block]	tcwfi1_SupplementTextBlock

TCW Funds, Inc.

TCW High Yield Bond Fund – Class I and Class N

Supplement dated December 27, 2012 to the

Class I and Class N Prospectus dated February 28, 2012, as Amended May 31, 2012

Effective January 1, 2013, TCW Investment Management Company (the "Advisor") will contractually reduce the management fees for the TCW High Yield Bond Fund (the "Fund") from 0.75% to 0.45% of average net asset value.

The Fund's investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund's total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 0.75% of average daily net assets with respect to Class N shares and 0.50% of average daily net assets with respect to Class I shares. This contractual fee waiver/expense reimbursement is for the period January 1, 2013 through February 28, 2014.

Accordingly, effective January 1, 2013, the Annual Fund Operating Expenses and Example tables under the section entitled “Fees and Expenses of the Fund” on page 48 of the Prospectus are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

	Share Classes
	I	N
Management fees[1]	0.45%	0.45%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.31%	0.38%
Total fund operating expenses	0.76%	1.08%
Fee Waiver [and/or Expense Reimbursement][2]	0.26%	0.33%
Net Expenses[2]	0.50%	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$51	$217	$397	$918
N	$77	$311	$563	$1,287

[1]	Adjusted to reflect a decrease in the Management fees effective January 1, 2013.

[2]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 0.75% of average daily net assets with respect to Class N shares and 0.50% of average daily net assets with respect to Class I shares. This contractual fee waiver/expense reimbursement is for the period January 1, 2013 through February 28, 2014. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Additionally, effective January 1, 2013, the Annual Management Fee (As Percent of Average Net Asset Value) for the TCW High Yield Bond Fund as contained in the table under the section entitled "Advisory Agreement" on pages 80 and 81 of the Prospectus is restated to be 0.45%.

High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tcwfi1_SupplementTextBlock

TCW Funds, Inc.

TCW High Yield Bond Fund – Class I and Class N

Supplement dated December 27, 2012 to the

Class I and Class N Prospectus dated February 28, 2012, as Amended May 31, 2012

Effective January 1, 2013, TCW Investment Management Company (the "Advisor") will contractually reduce the management fees for the TCW High Yield Bond Fund (the "Fund") from 0.75% to 0.45% of average net asset value.

The Fund's investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund's total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 0.75% of average daily net assets with respect to Class N shares and 0.50% of average daily net assets with respect to Class I shares. This contractual fee waiver/expense reimbursement is for the period January 1, 2013 through February 28, 2014.

Accordingly, effective January 1, 2013, the Annual Fund Operating Expenses and Example tables under the section entitled “Fees and Expenses of the Fund” on page 48 of the Prospectus are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

	Share Classes
	I	N
Management fees[1]	0.45%	0.45%
Distribution and/or service (12b-1) fees	None	0.25%
Other expenses	0.31%	0.38%
Total fund operating expenses	0.76%	1.08%
Fee Waiver [and/or Expense Reimbursement][2]	0.26%	0.33%
Net Expenses[2]	0.50%	0.75%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Classes	1 Year	3 Years	5 Years	10 Years
I	$51	$217	$397	$918
N	$77	$311	$563	$1,287

[1]	Adjusted to reflect a decrease in the Management fees effective January 1, 2013.

[2]

The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 0.75% of average daily net assets with respect to Class N shares and 0.50% of average daily net assets with respect to Class I shares. This contractual fee waiver/expense reimbursement is for the period January 1, 2013 through February 28, 2014. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Additionally, effective January 1, 2013, the Annual Management Fee (As Percent of Average Net Asset Value) for the TCW High Yield Bond Fund as contained in the table under the section entitled "Advisory Agreement" on pages 80 and 81 of the Prospectus is restated to be 0.45%.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

High Yield Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total fund operating expenses	rr_ExpensesOverAssets	0.76%
Fee Waiver [and/or Expense Reimbursement]	rr_FeeWaiverOrReimbursementOverAssets	0.26%	[2]
Net Expenses	rr_NetExpensesOverAssets	0.50%	[2]
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	217
5 Years	rr_ExpenseExampleYear05	397
10 Years	rr_ExpenseExampleYear10	918
High Yield Bond Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.38%
Total fund operating expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver [and/or Expense Reimbursement]	rr_FeeWaiverOrReimbursementOverAssets	0.33%	[2]
Net Expenses	rr_NetExpensesOverAssets	0.75%	[2]
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	311
5 Years	rr_ExpenseExampleYear05	563
10 Years	rr_ExpenseExampleYear10	1,287

[1]	Adjusted to reflect a decrease in the Management fees effective January 1, 2013.
[2]	The Fund's investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund's total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 0.75% of average daily net assets with respect to Class N shares and 0.50% of average daily net assets with respect to Class I shares. This contractual fee waiver/expense reimbursement is for the period January 1, 2013 through February 28, 2014. At the conclusion of this period, the Fund's investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TCW FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Document Creation Date	dei_DocumentCreationDate	Dec 27, 2012